Leases (Table)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Costs Associated with Operating Lease Expenses	Costs associated with the Company’s operating lease expense were as follows:

2020

Operating lease expense	$320
Short-term lease expense	24
Variable lease expense	30

Total lease expense	$374

Schedule of Supplemental Information Related To Operating Leases
Supplemental information related to the Company’s operating leases was as follows:

2020

Operating cash flows – cash paid	$355
New right-of-use assets	$141
Weighted-average remaining lease term	10 years
Weighted-average discount rate	4.6%

Schedule of Commitments under Operating Leases Requiring Annual Payments
At December 31, 2020, the Company had commitments under operating leases requiring annual payments as follows:

Total

2021	$310
2022	286
2023	258
2024	227
2025	205
2026 and thereafter	1,093

2,379
Less: amount representing interest	482

Total lease liabilities	$1,897

Current operating liabilities	$241
Non-current operating lease liabilities	1,656

Total lease liabilities	$1,897